Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Noncancelable Operating Leases Payments

Future minimum commitments for noncancelable operating leases with initial or remaining lease terms in excess of one year are as follows:

	Related Party	Total*
	(In thousands)
Year ending December 31,
2015	$636	$24,554
2016	333	21,756
2017	285	18,071
2018	242	15,979
2019	227	9,257
Thereafter	1,078	16,618
	$2,801	$106,235

*	Includes related party future minimum commitments for noncancelable operating leases.